OPERATING LEASES	12 Months Ended
Dec. 31, 2021
OPERATING LEASES
OPERATING LEASES

8.  OPERATING LEASES

For the years ended December 31, 2019, 2020 and 2021, the Group incurred operating lease costs amounting to RMB58,713, RMB47,915 (excluding RMB13,548 for short-term leases not capitalized as ROU assets) and RMB50,537 (excluding RMB9,256 for short-term leases not capitalized as ROU assets), respectively.

Supplemental cash flow information related to operating leases included in operating lease assets and liabilities was as follows:

	Years Ended December 31,
	2020	2021
	RMB	RMB
Cash payments for amounts included in measurement of liabilities	48,890	49,864
New operating lease assets obtained in exchange for operating lease liabilities	24,688	18,744
ROU modification due to early surrender	—	(3,154)
Lease liability modification due to early surrender	—	2,778

As of December 31, 2020 and 2021, the Group's operating leases had a weighted average remaining lease term of 3.1 and 2.5 years and a weighted average discount rate of 4.8% and 4.8%, respectively.

Future lease payments under operating leases, excluding short-term leases not capitalized, as of December 31, 2020 and December 31, 2021 were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Within one year	46,050	38,669
Within a period of more than one year but not more than two years	31,381	28,694
Within a period of more than two year but not more than three years	23,813	19,498
Within a period of more than three year but not more than four years	18,607	—
Total future lease payments	119,851	86,861
Less: imputed interest	8,589	4,859
Total lease liability balance	111,262	82,002
Less: Current operating lease liabilities	41,737	35,759
Long-term operating lease liabilities	69,525	46,243

The future lease payments for short-term leases not capitalized as ROU assets were RMB2,327 and RMB3,620 as of December 31, 2020 and December 31, 2021, which will be paid within one year.